Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2017	531,559	4.96
Granted	72,284	5.92
Forfeited	(54,319)	5.28
Balance – December 31, 2018	549,524	4.96
Granted	482,500	5.28
Exercised	(3,125)	3.52
Forfeited	(15,500)	6.72
Balance –December 31, 2019	1,013,399	5.12
Granted	470,083	4.11
Exercised	(3,750)	3.49
Forfeited	(125,907)	6.04
Balance – December 31, 2020	1,353,825	4.70

Schedule of fair value of stock options
	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate	0.26% - 0.37%	1.59%	2.18%
Expected life of options	2.0 – 5.0 years	5.0 years	5.0 years
Expected dividend yield	Nil	Nil	Nil
Volatility	79.44% - 87.79%	95.8%	111.6%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)
July 13, 2021	325,147	316,066	4.32	0.53
March 17, 2022	13,063	12,451	6.96	1.21
May 18, 2022	5,750	5,301	7.84	1.38
July 31, 2022	171,114	103,381	4.00	1.58
September 14, 2022	74,156	64,216	5.52	1.70
November 19, 2022	12,500	521	6.00	1.88
June 6, 2023	14,063	8,789	7.36	2.43
September 4, 2023	12,813	6,204	4.00	2.68
April 2, 2024	107,500	52,500	3.36	3.26
June 27, 2024	6,250	4,688	3.36	3.49
July 24, 2024	148,344	15,453	4.00	3.57
September 27, 2024	312,500	98,828	6.00	3.74
October 22, 2024	12,500	5,078	5.28	3.81
July 24, 2025	113,125	24,076	4.00	4.57
August 10, 2025	12,500	2,083	4.00	4.61
November 19, 2024	12,500	260	6.00	3.89
	1,353,825	719,895	4.70	2.53

Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2017	1,711,690	4.80
Exercised	(153,750)	2.56
Expired	(517,000)	6.40
Issued	427,598	6.24
Balance – December 31, 2018	1,468,538	4.96
Exercised	(154,990)	2.72
Expired	(347,732)	3.20
Issued	2,349,365	5.12
Balance – December 31, 2019	3,315,181	5.28
Exercised	(1,056,143)	2.40
Expired	(438,948)	4.32
Issued	872,532	6.13
Balance – December 31, 2020	2,692,622	5.88

Schedule of assumptions in calculating the fair value of the warrants
	December 31, 2019	December 31, 2018
Risk-free interest rate	1.77%	1.85%
Expected life of options	2.0 years	2.0 years
Expected dividend yield	Nil	Nil
Volatility	107.14%	86.44%
Weighted average fair value per warrant	$0.64	$2.56

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
February 13, 2021	75,000	6.40	0.13	*
February 14, 2021	247,133	4.80	0.13	*
February 14, 2021	6,883	2.88	0.13	*
July 26, 2021	952,117	5.60	0.57
July 26, 2021	9,866	5.60	0.57
August 9, 2021	247,841	5.60	0.63
March 17, 2022	356,250	6.40	1.21
July 17, 2022	172,532	6.40	1.54
November 17, 2022	625,000	6.40	1.88
	2,692,622	5.88	0.97

Schedule of performance warrants outstanding
Expiry Date	Performance Warrants Outstanding	Performance Warrants Exercisable	Exercise Price	Remaining Life
			($)	(years)
June 30, 2021	625,250	625,250	4.00	0.50